Intangible Assets, Net (Tables)	12 Months Ended
Dec. 31, 2020
Disclosure of detailed information about intangible assets [abstract]
Schedule of Intangible Assets, Net
A.	Composition:

	Goodwill	Software	Others	Total
	$ Thousands
Cost
Balance as at January 1, 2020	21,586	1,560	294	23,440
Acquisitions – self development	-	368	-	368
Disposals	-	(3)	-	(3)
Translation differences	10	114	39	163
	21,596	2,039	333	23,968

Amortization
Balance as at January 1, 2020	21,455	686	66	22,207
Amortization for the year	-	219	30	249
Disposals	-	(3)	-	(3)
Translation differences	-	55	8	63
Balance as at December 31, 2020	21,455	957	104	22,516

Carrying value
As at January 1, 2020	131	874	228	1,233
As at December 31, 2020	141	1,082	229	1,452

	Goodwill	Software	Others	Total
	$ Thousands
Cost
Balance as at January 1, 2019	21,880	1,248	454	23,582
Acquisitions – self development	-	273	-	273
Disposals	(319)	(45)	(210)	(574)
Translation differences	25	84	50	159
	21,586	1,560	294	23,440

Amortization
Balance as at January 1, 2019	21,545	524	207	22,276
Amortization for the year	-	170	15	185
Disposals	(95)	(45)	(168)	(308)
Translation differences	5	37	12	54
Balance as at December 31, 2019	21,455	686	66	22,207

Carrying value
As at January 1, 2019	335	724	247	1,306
As at December 31, 2019	131	874	228	1,233

Schedule of Carrying Amounts of Intangible Assets
The total carrying amounts of intangible assets with a finite useful life and with an indefinite useful life or not yet available for use

	As at December 31,
	2020	2019
	$ Thousands
Intangible assets with a finite useful life	1,311	1,102
Intangible assets with an indefinite useful life or not yet available for use	141	131
	1,452	1,233